ACQUISITIONS & DIVESTMENT - Business Combination - Pro Forma Information (Details) - Bruin E&P HoldCo, LLC - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Acquisition, pro forma information
Crude oil and natural gas revenues	$ 1,538.7	$ 775.2
Net income (loss)	$ 197.8	$ (1,332.7)